Prepayment and Other Current and Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepayment and Other Assets Table [Abstract]
Schedule of repayment and other current and non-current assets
	December 31, 2020	December 31, 2021

Prepayment for outsourced production cost	$1,052	$2,960
Prepayment for co-produced TV series	17,464	21,441
Advances to vendors	4,544	9,964
Staff advance	15	16
Others	116	167
Subtotal	23,191	34,548
Less: allowance for doubtful accounts	-	-
Prepayment and other assets, net	$23,191	$34,548
Including:
Prepayment and other current assets, net	$2,544	$13,103
Prepayment and other non-current assets, net	$20,647	$21,445